Note 2 - Investment Securities (Detail) - Gross Unrealized Losses and Fair value of Securities in a Continuous Unrealized Loss Position (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale:
Available for Sale Securities less than 12 months fair value	$ 85,986,271	$ 65,137,975
Available for Sale Securities less than 12 months gross unrealized losses	(350,027)	(108,234)
Available for Sale Securities 12 months or more fair value	217,500	83,578
Available for Sale Securities 12 months or more gross unrealized losses	(23,469)	(5,872)
Available for Sale Securities fair value	86,203,771	65,221,553
Available for Sale Securities gross unrealized losses	(373,496)	(114,106)
US States and Political Subdivisions Debt Securities [Member]
Securities held to maturity:
Municipal securities	4,282,352
Municipal securities	(71,648)
Municipal securities	0
Municipal securities	0
Municipal securities	4,282,352
Municipal securities	(71,648)
Securities available for sale:
Available for Sale Securities less than 12 months fair value	1,039,625
Available for Sale Securities less than 12 months gross unrealized losses	(18,834)
Available for Sale Securities 12 months or more fair value	0
Available for Sale Securities 12 months or more gross unrealized losses	0
Available for Sale Securities fair value	1,039,625
Available for Sale Securities gross unrealized losses	(18,834)
US Government Agencies Debt Securities [Member]
Securities available for sale:
Available for Sale Securities less than 12 months fair value	55,621,718	59,979,620
Available for Sale Securities less than 12 months gross unrealized losses	(160,279)	(55,687)
Available for Sale Securities 12 months or more fair value	0	0
Available for Sale Securities 12 months or more gross unrealized losses	0	0
Available for Sale Securities fair value	55,621,718	59,979,620
Available for Sale Securities gross unrealized losses	(160,279)	(55,687)
Residential Mortgage Backed Securities [Member]
Securities available for sale:
Available for Sale Securities less than 12 months fair value	29,324,928	4,906,398
Available for Sale Securities less than 12 months gross unrealized losses	(170,914)	(8,215)
Available for Sale Securities 12 months or more fair value	0	0
Available for Sale Securities 12 months or more gross unrealized losses	0	0
Available for Sale Securities fair value	29,324,928	4,906,398
Available for Sale Securities gross unrealized losses	(170,914)	(8,215)
Equity Securities, Other [Member]
Securities available for sale:
Available for Sale Securities less than 12 months fair value	0	251,957
Available for Sale Securities less than 12 months gross unrealized losses	0	(44,332)
Available for Sale Securities 12 months or more fair value	217,500	2,778
Available for Sale Securities 12 months or more gross unrealized losses	(23,469)	(472)
Available for Sale Securities fair value	217,500	254,735
Available for Sale Securities gross unrealized losses	(23,469)	(44,804)
Trust preferred securities [Member]
Securities available for sale:
Available for Sale Securities less than 12 months fair value		0
Available for Sale Securities less than 12 months gross unrealized losses		0
Available for Sale Securities 12 months or more fair value		80,800
Available for Sale Securities 12 months or more gross unrealized losses		(5,400)
Available for Sale Securities fair value		80,800
Available for Sale Securities gross unrealized losses		$ (5,400)